(27) NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Net Operating Revenue [Abstract]
Schedule of net operating revenue

	Number of Consumers			In GWh			R$ thousand
Revenue from Eletric Energy Operations	2019	2018	2017	2019	2018	2017	2019	2018	2017
Consumer class
Residential	8,721,256	8,544,035	8,330,237	20,355	19,618	16,473	15,356,697	13,549,879	11,663,084
Industrial	57,116	58,241	59,825	13,198	13,834	13,022	5,222,522	5,188,778	5,095,840
Commercial	529,815	532,592	545,095	10,700	10,211	9,720	6,674,870	6,038,086	5,498,867
Rural	363,500	361,908	359,106	3,231	3,583	2,474	1,430,315	1,334,868	1,173,569
Public administration	61,868	60,685	60,639	1,468	1,459	1,271	957,935	879,910	787,967
Public lighting	11,809	11,659	11,230	2,039	2,003	1,746	838,116	767,246	654,950
Public services	10,512	10,194	9,790	2,348	2,348	1,840	1,241,696	1,150,227	978,286
(-) Adjustment of revenues from excess demand and excess reactive power	-	-	-	-	-	-	-	-	(65,991)
Billed	9,755,876	9,579,314	9,375,922	53,339	53,057	46,546	31,722,151	28,908,995	25,786,572
Own comsuption	-	-	-	36	34	32	-	-	-
Unbilled (net)	-	-	-	-	-	-	39,477	112,441	(89,575)
(-) Transfer or revenue related to the network availability for Captive Consumers	-	-	-	-	-	-	(12,769,168)	(11,095,762)	(9,273,840)
Electricity sales to final consumers	9,755,876	9,579,314	9,375,922	53,375	53,091	46,578	18,992,460	17,925,674	16,423,157

Furnas Centrais Elétricas S.A.				2,875	2,875	3,026	578,603	544,342	565,592
Other concessionaires and licensees				18,351	17,757	16,337	4,215,041	3,825,201	3,240,571
(-) Transfer or revenue related to the network availability for Captive Consumers				-	-	-	(133,073)	(96,717)	(56,528)
Spot market energy				4,208	3,828	8,194	1,309,117	1,082,945	2,340,463
Electricity sales to wholesalers				25,435	24,459	27,557	5,969,688	5,355,771	6,090,098

Revenue due to Network Usage Charge - TUSD - Captive Consumers							12,902,241	11,192,479	9,330,368
Revenue due to Network Usage Charge - TUSD - Free Consumers							3,359,298	2,650,565	2,137,566
(-) Compensation paid for failure to comply with the limits of continuity							(84,461)	(57,630)	-
(-) Adjustment of revenues from excess demand and excess reactive power							-	-	(21,861)
Revenue from construction of concession infrastructure							2,087,995	1,772,222	2,073,423
Sector financial asset and liability (Note 9)							(602,461)	1,207,917	1,900,837
Concession financial asset - Adjustment of expected cash flow (note 11)							280,632	345,015	204,443
Energy development account - CDE - Low-income, tariff discounts - judicial injunctions and other tariff discounts							1,516,077	1,536,366	1,419,128
Other revenues and income							587,668	697,878	496,340
Other operating revenues							20,046,989	19,344,812	17,540,244
Total gross operating revenue							45,009,138	42,626,257	40,053,498

Deductions from operating revenue
ICMS							(6,936,560)	(6,188,323)	(5,455,718)
PIS							(676,174)	(659,352)	(603,050)
COFINS							(3,173,715)	(3,037,164)	(2,777,626)
ISS							(19,830)	(16,871)	(15,929)
Global reversal reserve - RGR							-	-	(2,952)
Energy development account - CDE							(3,642,384)	(4,016,362)	(3,185,693)
Research and development and energy efficiency programs							(224,642)	(207,653)	(191,997)
PROINFA							(175,283)	(151,718)	(166,743)
Tariff flags and others							(180,572)	(178,536)	(878,460)
Financial compensation for the use of water resources							(9,359)	-	-
IPI							-	-	(102)
FUST e FUNTEL							-	-	(19)
Others							(38,145)	(33,651)	(30,304)
							(15,076,664)	(14,489,630)	(13,308,593)

Net operating revenue							29,932,474	28,136,627	26,744,905

Schedule of periodic tariff review ("RTP") and annual tariff adjustment ("RTA")

		2019		2018		2017
Subsidiary	Month	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)
CPFL Paulista	April	12.02%	8.66%	12.68%	16.90%	-0.80%	-10.50%
CPFL Piratininga	October	1.88%	-7.80%	20.01%	19.25%	7.69%	17.28%
RGE	June	10.05% (c)	8.63%	21.27%	20.58%	3.57%	5.00%
RGE Sul (RGE)	June	10.05% (c)	1.72%	18.45%	22.47%	-0.20%	-6.43%
CPFL Santa Cruz	March	13.7%	13.31%	(b)	(b)	-1.28%	-8.42%

(a)   Represents the average effect perceived by consumers, as a result of the elimination from the tariff base of financial components that had been added in the prior tariff adjustment.

(b)   In 2018, the average annual tariff adjustment of CPFL Santa Cruz was at 5.71%, 4.41% regarding the economic tariff adjustment and 1.30% regarding relevant financial components. The average effect to be perceived by consumers of the original concessions are:

	Jaguari	Mococa	Leste Paulista	Sul Paulista	Santa Cruz
Effect perceived by consumers	21.15%	3.40%	7.03%	7.50%	5.32%